Long-Term Bank Loans - Summary of Loans and Bonds Payable (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Less: Current portion	$ (4,400.0)	$ (2,600.0)
Long-term bank loans	3,309.1	1,967.6	$ 119.3
Long-term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans	3,510.0	2,000.0
Less: Discounts on government grants	(34.2)	(32.4)
Less: Current portion	(166.7)
Long-term bank loans	$ 3,309.1	$ 1,967.6
Annual interest rate		0.40%
Maturity date	September 2026	September 2025
Long-term bank loans [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	0.40%		0.40%
Long-term bank loans [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	0.90%		0.90%